Employee Benefit Plans (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2026
Employee Benefit Plans [Line Items]
Employer contribution amount	$ 278	$ 121
Other Postretirement Benefits Plan [Member] | Forecast [Member]
Employee Benefit Plans [Line Items]
Employer contribution amount			$ 278,000